Income Taxes, Deferred Tax Valuation Allowance (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax valuation allowance, rollfoward
Deferred tax assets, valuation allowance, current	$ 1,100,000
Deferred tax assets valuation allowance noncurrent	40,208,000	29,262,000
Deferred tax asset valuation allowance
Deferred tax valuation allowance, rollfoward
Balance at beginning of period	30,261,000	29,891,000	19,234,000
Charged to Costs and Expenses	3,033,000	(1,450,000)	(832,000)
Charged to Other Accounts	8,001,000	1,820,000	11,489,000
Balance at end of period	$ 41,295,000	$ 30,261,000	$ 29,891,000